Note 43 - Condensed Balance Sheet (Deutsche Bank Parent) (Detail) - Deutsche Bank AG (Parent) [Member] - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Assets [Abstract]
Cash and central bank balances	€ 88,912	€ 140,841
Financial assets at fair value through other comprehensive income	37,871	38,450
Investments in associates	283	288
Total assets	1,049,962	1,129,187
Liabilities and equity [Abstract]
Long-term debt	119,232	134,872
Total liabilities	1,004,653	1,064,808
Total shareholders equity	40,644	59,704
Additional equity components	4,665	4,675
Total equity	45,309	64,379
Total liabilities and equity	1,049,962	1,129,187
Bank subsidiaries [Member]
Assets [Abstract]
Interbank balances (w/o central banks)	13,979	19,543
Central bank funds sold and securities purchased under resale agreements	0	1,135
Financial assets at fair value through profit or loss	6,950	5,573
Investment in subsidiaries	14,569	20,155
Loans	36,517	31,393
Other assets	1,666	3,352
Liabilities and equity [Abstract]
Deposits	65,461	64,413
Central bank funds purchased, securities sold under repurchase agreements and securities loaned	915	654
Financial liabilities at fair value through profit or loss	6,653	5,078
Other short-term borrowings	656	158
Other liabilities	1,620	1,447
Nonbank subsidiaries [Member]
Assets [Abstract]
Central bank funds sold and securities purchased under resale agreements	32,015	39,415
Financial assets at fair value through profit or loss	1,869	3,973
Investment in subsidiaries	21,746	28,117
Loans	38,911	47,156
Other assets	10,930	16,427
Liabilities and equity [Abstract]
Deposits	19,093	19,745
Central bank funds purchased, securities sold under repurchase agreements and securities loaned	43,703	35,587
Financial liabilities at fair value through profit or loss	804	2,461
Other short-term borrowings	1,526	2,414
Other liabilities	6,021	10,020
Other subsidiaries [Member]
Assets [Abstract]
Interbank balances (w/o central banks)	5,560	5,037
Central bank funds sold and securities purchased under resale agreements	8,927	8,454
Financial assets at fair value through profit or loss	460,779	492,156
Loans	166,871	150,153
Other assets	101,608	77,570
Liabilities and equity [Abstract]
Deposits	271,960	287,444
Central bank funds purchased, securities sold under repurchase agreements and securities loaned	3,142	7,491
Financial liabilities at fair value through profit or loss	366,360	378,940
Other short-term borrowings	4,958	13,672
Other liabilities	€ 92,549	€ 100,413